UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: September 30, 2003

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	028-07376

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Martin Dyer
Title:	Director of Compliance
Phone:	617-330-8825
Signature, Place, and date of signing:

	Martin Dyer	Boston, MA	 November 10, 2003

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	11

Form 13F Information Table Value Total:	$315,996,000.00


List of Other Included Managers:		0

	No.	13F File Number	Name




             FORM 13F INFORMATION TABLE
	TITLE		VALUE	SHARES /	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGER	SOLE	SHARED	NONE
"-----------------------------	"---------------	"-------------	"-----------	"------------	"------	"-------
Banco Itau ADR	SP ADR 500 PFD	059602201	24720	682881	SH		SOLE		533127	0	149754
CEMEX	SP ADR 5 ORD	151290889	76514	3066699	SH		SOLE		2392478	0	674221
GRUPO TV	SP ADR REP ORD	40049J206	53419	1459946	SH		SOLE		1212114	0	247832
INCO LTD	COM  	453258402	1852	66736	SH		SOLE		40243	0	26493
KMART	COM	498780105	5163	206340	SH		SOLE		206340	0	0
KOOKMIN BK 	SP ADR	50049M109	72618	2207222	SH		SOLE		1759524	0	447698
NOKIA CORP	SP ADR	654902204	5746	368349	SH		SOLE		332705	0	35644
PLACER DOME INC	COM	725906101	1001	72817	SH		SOLE		43854	0	28963
SK TELECOM LTD	SP ADR	78440P108	31067	1741407	SH		SOLE		1372987	0	368420
TAIWAN SEMI 	SP ADR	874039100	40421	3732318	SH		SOLE		3147540	0	584778
TENET HEALTHCARE	COM	88033G100	3475	240000	SH		SOLE		240000	0	0